Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of effects of application of IFRS 16 on trade and other payables

The following are the effects of the application of IFRS 16:

		Down payments
		and advances from
		joint ventures in		Total trade
	Trade	exploration and	Other	and other
(€ million)	payables	production activities	payables	payables
Carrying amount at December 31, 2018	11,645	207	4,895	16,747
Changes in accounting policies (IFRS 16)	(128)			(128)
Carrying amount at January 1, 2019	11,517	207	4,895	16,619

Schedule of trade and other payables

The breakdown of trade and other payables is the following:

	December 31,	December 31,
(€ million)	2019	2018
Trade payables	10,480	11,645
Down payments and advances from joint ventures in exploration & production activities	401	207
Payables for purchase of non-current assets	2,276	2,530
Payables due to joint ventures in exploration & production activities	1,236	1,151
Other payables	1,152	1,214
	15,545	16,747